OTHER ASSETS - THIRD PARTIES	9 Months Ended
Sep. 30, 2020
OTHER ASSETS - THIRD PARTIES
OTHER ASSETS - THIRD PARTIES

16.    OTHER ASSETS – THIRD PARTIES

Other assets consisted of the following:

	2019	2020
	December 31	September 30
	RMB	RMB
Prepayments for purchase of property, plant and equipment	560,182,033	441,181,129
Refund receivable of U.S. countervailing duties and anti-dumping duties	427,796,666	432,401,793
Deferred losses related to sale-leaseback transactions before January 1, 2019 (Note 20)	183,566,444	118,695,203
Deposit for rent and others	170,335,718	83,636,701
Prepayment for warranty insurance premium	111,611,828	105,887,542
Prepayment of income tax attributable to intercompany transactions	13,199,456	19,004,283
Less: Allowance for credit losses	—	(2,510,333)
Total	1,466,692,145	1,198,296,318

During the year of 2018, the U.S. Department of Commerce (“DOC”) issued the amended final results of its fourth administrative review on the counter-veiling duties (“CVD”) imposed on the crystalline silicon photovoltaic, or CSPV, cells, whether or not incorporated into modules, from China. As a result, the Group's CVD rate was updated to be 10.64% from 20.94%, covering the period from January 1, 2015 to December 31, 2015, and all future exports to the US starting from July 2018 (“CVD AR4”). Pursuant to the final results of fourth administrative review, the Group recorded a reversal of costs of sales and recognized refundable deposits due from the U.S. Customs with the amount of USD30.5 million (RMB209.5 million), representing the difference between the amended rate and the previous rate during the period from January 1, 2015 to December 31, 2015. During the year of 2019, due to the delay of liquidation of the refundable deposits, based on its latest communication from the DOC and best estimation, the Group reclassified the above CVD AR4 receivables from “Prepayments and other current assets” to “Other assets-third parties” which was measured at amortised cost basis. The discount on the balance of the receivable on the re-classification date, with the amount of US$ 2.81 million (RMB19.3 million) was recorded as costs of sales.

During the year of 2019, the DOC issued its final results of the fifth administrative review, the Group's CVD rate was finalised to be 12.70% from 20.94%, covering the period from January 1, 2016 to December 31, 2016, and all future exports to the US starting from August 2019 (“CVD AR5”). Pursuant to the final results of fifth administrative review, the Group recorded a reversal of costs of sales and recognized refundable deposits due from the U.S. Customs with the amount of US$29.7 million (RMB212.1 million) on a amortised cost basis based on its best estimation of related liquidation.

The following table summarizes the activity in the allowance for credit losses related to deposits for the nine months ended September 30, 2020:

For the nine months ended September 30
2020
RMB
At beginning of period	—
Impact of adopting ASC Topic 326	5,065,000
Reversal	(2,554,667)
At end of period	2,510,333